Property, Plant And Equipment (Summary Of Property, Plant And Equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total	$ 459	$ 469
Less accumulated depreciation	(329)	(324)
Net property, plant and equipment	130	145
Depreciation	27	31	$ 35
Land
Property, Plant and Equipment [Line Items]
Total	7	7
Buildings and property improvements
Property, Plant and Equipment [Line Items]
Total	$ 118	124
Buildings and property improvements | Minimum
Property, Plant and Equipment [Line Items]
PPE, useful life (in years)	1 year
Buildings and property improvements | Maximum
Property, Plant and Equipment [Line Items]
PPE, useful life (in years)	35 years
Equipment and other
Property, Plant and Equipment [Line Items]
Total	$ 334	$ 338
Equipment and other | Minimum
Property, Plant and Equipment [Line Items]
PPE, useful life (in years)	1 year
Equipment and other | Maximum
Property, Plant and Equipment [Line Items]
PPE, useful life (in years)	25 years
Greenford UK Building
Property, Plant and Equipment [Line Items]
Proceeds from sale of buildings			33
Gain on sale of properties			23
Birmingham AL Building
Property, Plant and Equipment [Line Items]
Proceeds from sale of buildings			$ 6